Senior Notes - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended	24 Months Ended
	Jul. 15, 2020	May 15, 2020	Dec. 31, 2020	Nov. 15, 2022	Nov. 03, 2020	Dec. 31, 2019
Senior Notes			$ 789,323			$ 0
Proceeds from Issuance of Senior Long-term Debt			800,000
Additional Senior Secured Notes Issuable			200,000
SFS Holding Corp [Member]
Payments to Fund Long-term Loans to Related Parties			$ 449,500
Senior Notes [Member]
Debt Instrument Redemption Price Percentage of Principal Amount Redeemed			100.00%	105.50%
Debt Instrument, Face Amount			$ 800,000
Senior Notes [Member] | Maximum [Member]
Debt Instrument Redemption Price Percentage of Principal Amount Redeemed				40.00%
Senior Notes [Member] | SFS Holding Corp [Member]
Proceeds from Secured Notes Payable			$ 300,000
Senior Notes [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Redemption Period, End Date			Nov. 15, 2022
Debt Instrument Redemption Price Percentage of Principal Amount Redeemed			102.75%
Senior Notes [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Redemption Period, End Date			Nov. 15, 2023
Debt Instrument Redemption Price Percentage of Principal Amount Redeemed			101.375%
Senior Notes [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument, Redemption Period, End Date			Nov. 15, 2024
Debt Instrument Redemption Price Percentage of Principal Amount Redeemed			100.00%
Senior Unsecured Notes November 15 Due 2025 [Member]
Debt Instrument, Interest Rate, Stated Percentage					5.50%
Debt Instrument, Face Amount					$ 800,000
SFS Notes [Member]
Proceeds from Issuance of Additional Senior Secured Notes	$ 100,000
Senior Secured Notes [Member]
Proceeds from Issuance of Senior Long-term Debt		$ 200,000